Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Expense Recognized for Employee Services Received
During the years ended December 31, 2023, 2022, and 2021, our share-based payment arrangements led to the following expenses:

		Years ended December 31,
(in millions €)	Note	2023	2022	2021
Expense arising from equity-settled share-based payment arrangements		44.1	46.5	61.0
Employee Stock Ownership Plan	16.5	—	13.8	20.2
Chief Executive Officer Grant	16.4	1.2	3.1	5.9
Management Board Grant(1)	16.3	3.2	4.3	2.4
BioNTech 2020 Employee Equity Plan for Employees Based Outside North America	16.1	36.3	25.3	32.5
InstaDeep Employee Incentive Plan(2)		3.4	—	—
Expense / (Income) arising from cash-settled share-based payment arrangements		7.3	61.5	32.7
Employee Stock Ownership Plan	16.5	(0.9)	53.4	6.3
Management Board Grant(1)	16.2, 16.3	(2.4)	—	3.6
BioNTech Restricted Stock Unit Plan for North America Employees	16.1	10.6	8.1	22.8
Total		51.4	108.0	93.7
Cost of sales		6.5	3.0	7.0
Research and development expenses		33.4	84.6	60.5
Sales and marketing expenses		1.0	0.8	0.5
General and administrative expenses		10.5	19.6	25.7
Total		51.4	108.0	93.7
(1)    In May 2021 and 2022, phantom options were granted under the Management Board Grant for the years 2021 and 2022 which led to a modification from an equity-settled to cash-settled share-based payment arrangement and a reclassification of €1.1 million and €3.3 million between equity and non-current other liabilities, respectively. Expenses incurred before and after the modification dates have been disclosed as equity-settled or cash-settled share-based payment arrangement, respectively. The amount includes expenses incurred with respect to a one-time signing bonus granted to Jens Holstein as of his appointment to the Management Board (see Note 21.2).
(2) As part of the acquisition of InstaDeep (see Note 5), it was agreed to issue long-term equity awards with a total target incentive value of £15.0 million, each for options and RSUs. The allocation shall be made in a manner consistent with BioNTech's existing share-based payment arrangements. The arrangement was communicated to the employees as part of the acquisition but relates to future services. Following the rules of IFRS 2, starting with the service commencement date during the year ended December 31, 2023 and in advance of the grant date, expenses were recorded based on the estimated grant date fair values and numbers of equity instruments.
Employee Equity Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Number and Share Price of Restricted Stock Units
Reconciliation of Outstanding Share-Options

	LTI-plus program	LTI 2020 program	LTI 2021 program	LTI 2022 program
As of January 1, 2022	372,011	242,416	110,036	—
Forfeited / Modified	(7,932)	(7,111)	(5,428)	—
Granted / Allocated	—	—	—	396,110
Settled(1)	(364,079)	—	—	—
As of December 31, 2022	—	235,305	104,608	396,110
As of January 1, 2023	—	235,305	104,608	396,110
Forfeited / Modified	—	(4,400)	(3,497)	(16,141)
As of December 31, 2023	—	230,905	101,111	379,969
thereof vested	—	175,523	51,905	96,466
thereof unvested	—	55,382	49,206	283,503
(1)    The closing price of an American Depositary Share of BioNTech on Nasdaq on December 15, 2022, the settlement date, converted from USD to Euro using the exchange rate published by the German Central Bank (Deutsche Bundesbank) on the same day was €171.40.

Summary of Inputs Used in Measurement of Fair Value at Grant Date

	LTI-plus program	LTI 2020 program	LTI 2021 program	LTI 2022 program
Weighted average fair value	87.60	92.21	203.22	165.03
Waiting period (in years)	2.0	4.0	4.0	4.0

Management Board Grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Inputs Used in Measurement of Fair Value at Grant Date	The parameters used for measuring the fair values as of the respective (estimated) allocation dates were as follows:

	Allocation date February 2020	Allocation date May 12, 2021(1)	Allocation date May 17, 2021(1)	Allocation date May 2022(1)
Weighted average fair value	€10.83	€29.05	€27.64	€38.88
Weighted average share price	€28.20	€168.44	€179.46	€147.84
Exercise price(2)	€28.32	€167.63	€169.08	€137.65
Expected volatility	36.6%	49.7%	49.7%	49.7%
Expected life (years)	4.8	4.6	4.6	5.8
Risk-free interest rate	1.6%	3.9%	3.9%	3.9%
(1)    Classified as cash-settled share-based payment arrangement; all other share-based payment arrangements are classified as equity-settled.
(2)    The share options allocated as of February 2020 and May 2023 as well as the phantom share options allocated as of May 2021 and 2022 are subject to an effective exercise price cap.

	Allocation date May 2023	Estimated allocation date 2024	Estimated allocation date 2025	Estimated allocation date 2026
Weighted average fair value(1)	€46.29	€43.67	€39.97	€32.86
Weighted average share price(1)	€98.93	€95.51	€95.51	€95.51
Exercise price(1)	€105.42	€96.82	€99.74	€105.13
Expected volatility	47.2%	47.7%	43.0%	36.8%
Expected life (years)(1)	5.8	5.8	5.8	5.8
Risk-free interest rate	3.7%	3.9%	3.9%	3.9%
(1)    Valuation parameter for estimated allocation dates derived from the Monte-Carlo simulation model.

Summary of Number and Weighted-Average Exercise Price of Share Options
The (phantom) share options allocated and expected to be allocated to our Management Board as of December 31, 2023, are presented in the table below.

	Allocation date February 2020	Allocation date May 12, 2021(1)	Allocation date May 17, 2021(1)	Allocation date May 2022(1)
(Phantom) share options outstanding	248,096	45,279	6,463	86,118
thereof allocated and vested but subject to performance and waiting requirements	186,072	22,640	3,232	21,531
thereof allocated and unvested	62,024	22,639	3,231	64,587
Weighted average exercise price (€)	28.32	167.63	169.08	137.65
(1)    Classified as cash-settled share-based payment arrangement; all other share-based payment arrangements are classified as equity-settled.

	Allocation date May 2023(1)	Estimated allocation date 2024(1)	Estimated allocation date 2025(1)	Estimated allocation date 2026(1)
Share options outstanding / expected to be allocated	130,586	164,148	118,312	93,561
thereof allocated and unvested	130,586	—	—	—
Weighted average exercise price (€)	105.42	96.82	99.74	105.13
(1) Valuation parameter derived from the Monte-Carlo simulation model.
Chief Executive Officer Grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Inputs Used in Measurement of Fair Value at Grant Date	The inputs used in the measurement of the fair value at the grant date of the Chief Executive Officer Grant were as follows:

Grant date October 9, 2019
Weighted average fair value	€5.63
Weighted average share price	€13.60
Exercise price	€13.60
Expected volatility	41.4%
Expected life (years)	5.4
Risk-free interest rate	1.5%

Employee Stock Ownership Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Inputs Used in Measurement of Fair Value at Grant Date
The inputs used in the measurement of the fair values at the grant date of the ESOP were as follows:

	Grant date November 15, 2018	Grant dates between February 21 and April 3, 2019	Grant dates between April 29 and May 31, 2019	Grant date December 1, 2019
Weighted average fair value	€7.41	€6.93	€7.04	€9.49
Weighted average share price	€14.40	€15.72	€16.03	€19.84
Exercise price(1)	€10.14	€15.03	€15.39	€15.82
Expected volatility	46.0%	46.0%	46.0%	46.0%
Expected life (years)	5.8	6.0	6.0	5.5
Risk-free interest rate	0.1%	0.1%	0.1%	0.1%
(1)    With respect to the Management Board members appointed as such at the time the options were granted, the options are subject to the effective exercise price cap as well as the maximum cap mechanism.

Summary of Number and Weighted-Average Exercise Price of Share Options
Set out below is an overview of changes to share options outstanding and number of ordinary shares underlying these options that occurred during the periods indicated:

	Share options outstanding	Number of ordinary shares underlying options	Weighted average exercise price (€)(1)
As of January 1, 2022	642,007	11,556,124	10.23
Modified(2)	(1,040)	(18,720)	10.14
Exercised(3)	(583,383)	(10,500,890)	10.14
As of December 31, 2022	57,584	1,036,514	11.10
As of January 1, 2023	57,584	1,036,514	11.10
Exercised(3)	(39,785)	(716,121)	11.04
As of December 31, 2023	17,799	320,393	11.24
thereof vested	17,799	320,393	11.24
thereof unvested	—	—	—
(1)    With respect to the Management Board members appointed as such at the time the options were granted, the options are subject to the effective exercise price cap as well as the maximum cap mechanism.
(2)    Rights have been modified to cash-settled rights, all other terms remained unchanged.
(3)    The average closing price of an American Depositary Share of BioNTech on Nasdaq weighted over the various dates immediately preceding the settlement dates, converted from USD to Euro using the exchange rate published by the German Central Bank (Deutsche Bundesbank) on the same days was €96.49 and €160.44 for all settlements during the years ended December 31, 2023 and 2022, respectively.